S-K 1603(c) Fiduciary Duties to Other Companies	Jun. 30, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Adam Dooley	Waveland Capital Partners LLC	Investing in US Energy Assets	President
	Belay International Corporation	Buyouts and Growth Capital	CEO and Board Member
	Everest Consolidator Acquisition Corporation	SPAC	CEO
	Everest Consolidator Sponsor, LLC	SPAC Sponsor	[ ]
Peter Wright	PIGI Vending Solutions, LLC	Advisory services to public and late stage private companies	President
	PartnerCap Securities, LLC	Investment Banking	President
	McKinley Partners LLC	SPAC Sponsor	President
Individual	Entity	Entity’s Business	Affiliation
Daphne Huang	Emil Capital Partners	Finance	Managing Director
Saurabh Shah	Belay Associates	SPAC Sponsor	Managing Director and Senior Counsel
Jonathan Rosenzweig	Open Exchange	Offers technology & services to facilitate complex virtual meetings for financial institutions as well as other corporate customers	Fractional CFO
	18 Somerset Capital Management	A consulting and venture capital firm	Senior Partner and Fractional CFO
	Aiera	A.I.-driven platform enhancing equity research workflows for financial institutions	Strategic Partner and Fractional CFO
Tommaso Breschi	Beekman Place Solutions LLC	M&A, financial, and strategic consulting for domestic and international middle market companies	Managing Partner and Board Member
	Modjoul Inc.	Technology	Board Member
Kevin Beard	Atria Wealth Solutions	Broker Dealer	Chief Growth Officer